Dreyfus Select Managers Long/Short Fund
Dreyfus Select Managers Long/Short Fund
April 22, 2016 DREYFUS BNY MELLON FUNDS, INC. - DREYFUS SELECT MANAGERS LONG/SHORT FUND Supplement to Summary and Statutory Prospectuses Dated March 1, 2016

The following information supersedes and replaces any contrary information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary - Fees and Expenses” and “Fund Details - Management” in the fund’s statutory prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dreyfus Select Managers Long/Short Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dreyfus Select Managers Long/Short Fund		Class A	Class C	Class I	Class Y
Management fees		2.00%	2.00%	2.00%	2.00%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Dividend and interest expenses on securities sold short		0.62%	0.62%	0.62%	0.62%
Remainder of other expenses		0.29%	0.34%	0.28%	0.18%
Total annual fund operating expenses		3.16%	3.96%	2.90%	2.80%
Fee waiver and/or expense reimbursement	[1]	(0.29%)	(0.34%)	(0.28%)	(0.18%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		2.87%	3.62%	2.62%	2.62%
[1]	The Dreyfus Corporation has contractually agreed, until March 1, 2017, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, dividend and interest expenses on securities sold short, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 2.00%. On or after March 1, 2017, The Dreyfus Corporation may terminate this expense limitation at any time

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Dreyfus Select Managers Long/Short Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	848	1,468	2,111	3,823
Class C	464	1,176	2,004	4,151
Class I	265	871	1,504	3,204
Class Y	265	851	1,463	3,115

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Dreyfus Select Managers Long/Short Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	848	1,468	2,111	3,823
Class C	364	1,176	2,004	4,151
Class I	265	871	1,504	3,204
Class Y	265	851	1,463	3,115